Earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Profit (Loss)	$ 57,567	$ (40,990)	$ (9,008)
Weighted average number of shares outstanding for basic EPS (in shares)	248,290,190	225,183,996	184,587,104
Net effect of dilutive stock options (in shares)	0	0	0
Net effect of dilutive warrants (in shares)	10,004,114	0	0
Net effect of vesting of restricted stock (in shares)	25,726,711	0	0
Net effect of conversion of convertible notes (in shares)	0	0	0
Weighted average number of shares outstanding for diluted EPS (in shares)	284,021,015	225,183,996	184,587,104
Basic earnings (loss) per share (in dollars per share)	$ 0.23	$ (0.18)	$ (0.05)
Diluted earnings (loss) per share (in dollars per share)	$ 0.20	$ (0.18)	$ (0.05)
ADS outstanding for basic and diluted earnings (loss) per ADS (in shares)	24,829,019	22,518,400	18,458,710
Basic earnings (loss) per ADS (in dollars per share)	$ 2.32	$ (1.82)	$ (0.49)
Diluted earnings (loss) per ADS (in dollars per share)	$ 2.03	$ (1.82)	$ (0.49)